Income taxes - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, basis	$ 2,558	$ 2,900
Unused tax credits, basis	0	0
Tax losses carried forward, basis	3,458	20,552
Total unrecognised deferred tax assets, basis	6,016	23,452
Deductible temporary differences, unrecognised deferred tax asset	968	1,203
Unused tax credits	129	264
Tax losses carried forward, unrecognised deferred tax asset	930	5,047
Total unrecognised deferred tax assets	$ 2,027	6,514
Percentage of unrecognised tax losses that can be carried forward indefinitely	90.00%
Remaining unrecognised tax losses expiry date	after 2027
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets		4,206
Angola [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets	$ 636	$ 749
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets	$ 346